CAPITAL STOCK	12 Months Ended
Sep. 30, 2024
CAPITAL STOCK
CAPITAL STOCK

NOTE G – CAPITAL STOCK

Common Stock Transactions during the Fiscal Year Ended September 30, 2024:

April 2024 Reverse Stock Split

On April 15, 2024, the Company held the special meeting of stockholders (the “April 2024 Special Meeting”) where its stockholders approved the April 2024 Reverse Split (the “Reverse Split Proposal”). The Company’s Board of Directors determined on April 21, 2024 that the split ratio of the April 2024 Reverse Stock Split should be one-for-twenty shares.

The April 2024 Reverse Stock Split was effected as of 12:01 a.m. Eastern Time on Thursday, April 25, 2024 and combined each twenty shares of the Company’s outstanding Common Stock into one share of Common Stock, without any change in the par value per share. Moreover, the April 2024 Reverse Stock Split correspondingly adjusted, a) the per share exercise price and the number of shares issuable upon the exercise of all outstanding options, and b) the number of shares underlying any of our outstanding warrants by adjusting the conversion ratio for each instrument and increasing the applicable exercise price or conversion price in accordance with the terms of each instrument and based on the reverse stock split ratio. No fractional shares were issued in connection with the April 2024 Reverse Stock Split. Any fractional shares resulting from the April 2024 Reverse Stock Split were rounded up to the nearest whole share.

Public Offering

On May 28, 2024, the Company entered into a placement agency agreement (the “May 2024 Placement Agreement”) with Craig-Hallum Capital Group LLC (“Craig Hallum”) and Laidlaw & Company (UK) Ltd. (“Laidlaw”, and with Craig-Hallum, the “May 2024 Placement Agents”) pursuant to which the May 2024 Placement Agents agreed to serve as the co-placement agents, on a “reasonable best efforts” basis, in connection with the issuance and sale (the “May 2024 Offering”) of 9,230,769 units (the “Units”), with each Unit consisting of either (A) one share of the Company’s Common Stock, and one Series A warrant (the “ May 2024 Series A Warrant”) to purchase one share of Common Stock and one Series B warrant to purchase one share of Common Stock (the “May 2024 Series B Warrant” and, together with the May 2024 Series A Warrant, the “May 2024 Series Warrants”), or (B) one pre-funded warrant (each, a “May 2024 Pre-Funded Warrant”) to purchase one share of Common Stock and one May 2024 Series A Warrant and one May 2024 Series B Warrant. In connection with the May 2024 Offering, the Company also issued placement agent warrants (“May 2024 Placement Agent Warrants”) to purchase up to 461,538 shares of Common Stock. The May 2024 Offering closed on May 29, 2024. The purchase price of each Unit was $1.30, except for Units which include May 2024 Pre-Funded Warrants, which had a purchase price of $1.2999. The Units had no stand-alone rights and will not be certificated or issued as stand-alone securities.

The Company received net proceeds from the May 2024 Offering, after deducting placement agent fees and other offering expenses payable by the Company, of approximately $10.5 million.

The exercisability of the May 2024 Series Warrants was available only upon receipt of such stockholder approval as may be required by the applicable rules and regulations of the Nasdaq Capital Market (the “May 2024 Warrant Stockholder Approval”). Each May 2024 Series A Warrant offered would become exercisable beginning on the date of the May 2024Warrant Stockholder Approval at an exercise price of $1.99 per share of Common Stock, and would expire five years from the date of the May 2024 Warrant Stockholder Approval. Each May 2024 Series B Warrant offered would become exercisable beginning on the date of the May 2024Warrant Stockholder Approval at an exercise price of $1.99 per share of Common Stock, and will expire one year from the date of the May 2024 Warrant Stockholder Approval. The May 2024 Warrant Stockholder Approval was obtained at the Company’s annual meeting, which was held on September 30, 2024.

NOTE G – CAPITAL STOCK, continued

Public Offering, continued

Under the alternate cashless exercise option of the May 2024 Series B Warrants, the holder of the May 2024 Series B Warrant has the right to receive an aggregate number of shares equal to the product of (x) the aggregate number of shares of Common Stock that would be issuable upon a cash exercise of the May 2024 Series B Warrant and (y) 3.0. In addition, the May 2024 Series A Warrants and May 2024 Series B Warrants include a provision that resets their respective exercise price in the event of a reverse split of the Company’s Common Stock, to a price equal to the lesser of (i) the then exercise price and (ii) lowest volume weighted average price (VWAP) during the period commencing five trading days immediately preceding and the five trading days commencing on the date the Company effects a reverse stock split in the future with a proportionate adjustment to the number of shares underlying the May 2024 Series A Warrants and May 2024 Series B Warrants.

Subject to certain exceptions, the May 2024 Series A Warrants provide for an adjustment to the exercise price and number of shares underlying the May 2024 Series A Warrants upon the Company’s issuance of Common Stock or Common Stock equivalents at a price per share that is less than the exercise price of the May 2024 Series A Warrants (the “Price Reset Mechanism”).

In connection with the October Registered Direct Offering (see Note M), the Price Reset Mechanism in the May 2024 Series A Warrants was triggered, which resulted in the number of shares of Common Stock issuable upon exercise of the May 2024 Series A Warrants increasing from 9,230,769 to 91,890,698. The exercise price of the May 2024 Series A Warrants was adjusted from $1.99 per share to $0.20 per share with respect to the May 2024 Series A Warrants amended by the Warrant Amendment, and to $0.19 with respect to the May 2024 Series A Warrants not amended by the Warrant Amendment.

The Common Stock and May 2024 Pre-Funded Warrants were only sold with the accompanying May 2024 Series A Warrants and May 2024 Series B Warrants that are part of a Unit, but the components of the Units were immediately separable and were issued separately in this Offering. During the three-month period ended June 30, 2024, all of the May 2024 Pre-Funded Warrants were exercised.

Registered Direct Offering

On February 2, 2024, the Company closed on a registered direct public offering (the “RDO”) of 161,403 shares of the Company’s Common Stock and pre-funded warrants (“RDO Pre-Funded Warrants”) to purchase up to 120,800 shares of Common Stock, and in a concurrent private placement, unregistered common warrants (“Private Common Warrants”) to purchase up to 564,407 shares of Common Stock. In connection with the RDO, the Company entered into securities purchase agreements (the “RDO Purchase Agreements”) with certain institutional investors (each, a “RDO Purchaser” and, collectively, the “RDO Purchasers”). The Company received net proceeds from the RDO, after deducting placement agent fees and other estimated offering expenses payable by the Company, of approximately $2.8 million.

The RDO Pre-Funded Warrants have an exercise price of $0.0001 per share and are immediately exercisable and can be exercised at any time after their original issuance until such RDO Pre-Funded Warrants are exercised in full. Each share was sold at an offering price of $12.18 and each RDO Pre-Funded Warrant was sold at an offering price of $12.18 (equal to the purchase price per share of Common Stock minus the exercise price of the RDO Pre-Funded Warrant). Pursuant to the RDO Purchase Agreements, the Company also agreed to issue to the RDO Purchasers, in a concurrent private placement, the Private Common Warrants. Each Private Common Warrant has an exercise price of $12.18 per share, and became exercisable following shareholder approval obtained on April 15, 2024 and will expire on April 15, 2029. During the fiscal year ended September 30, 2024, all of the 120,800 RDO Pre-Funded Warrants were exercised.

NOTE G – CAPITAL STOCK, continued

Registered Direct Offering, continued

The Private Common Warrants and the shares of Common Stock issuable upon the exercise of the Private Common Warrants are not registered under the Securities Act. The Private Common Warrants and the shares of Common Stock issuable upon exercise thereof were issued or will be issued, respectively, in reliance on the exemptions from registration provided by Section 4(a)(2) under the Securities Act and Regulation D promulgated thereunder, for transactions not involving a public offering. Pursuant to the RDO Purchase Agreements, within 45 calendar days from the date of the RDO Purchase Agreements, the Company agreed to file a registration statement on Form S-3 (or other appropriate form if the Company is not then S-3 eligible) providing for the resale by the RDO Purchasers of the shares of Common Stock issuable upon exercise of the Private Common Warrants. The Company agreed to use commercially reasonable efforts to cause such registration statement to become effective within 90 days following the closing date of the RDO Purchase Agreements and to keep such registration statement effective at all times until no RDO Purchaser owns any Private Common Warrants or shares of Common Stock issuable upon exercise thereof. The Company filed the registration statement on March 12, 2024, and the registration statement was declared effective on March 20, 2024.

The Private Common Warrants are recorded as a liability in the consolidated balance sheet and were recorded at fair value and will be marked to market at each period end (see Note L). Additionally, the Company incurred $633,198 of transaction costs related to the RDO which is included in the consolidated statement of operations for the fiscal year ended September 30, 2024.

In connection with the RDO and the RDO Purchase Agreements, the Company agreed to reduce the exercise price of warrants previously issued to the RDO Purchasers with exercise prices ranging from $25.80 to $80.00 per warrant to $12.18 per warrant. The Company also agreed to extend the expiration dates for such warrants to August 2028. In addition, 2,904 outstanding common stock warrants held by other investors who did not participate in the RDO had their exercise price reduced to $12.18 per warrant share and had their warrant expiration dates extended to August 2028. The foregoing reductions of the exercise price and extension of expiration dates of such warrants were approved by shareholders on April 15, 2024. The incremental change in fair value as a result of the modification for the warrants that are recorded as a liability was $1,633,767 and is recorded as a unrealized loss on the change in fair value of warrants classified as a liability in the consolidated statement of operations for the fiscal year ended September 30, 2024. The incremental change in fair value as a result of the modification for the warrants that are recorded to equity was $155,330 and is recorded as a deemed dividend in the consolidated statement of operations for the fiscal year ended September 30, 2024.

ATM

On November 7, 2023, the Company entered into an Equity Distribution Agreement (the “Equity Distribution Agreement”) with Maxim Group LLC, as sales agent (the “Agent”), pursuant to which the Company may, from time to time, issue and sell shares of its Common Stock in an aggregate offering price of up to $6,397,939 through the Agent.

The offer and sales of the shares of Common Stock made pursuant to the Equity Distribution Agreement, was made under the Company’s effective “shelf” registration statement on Form S-3. Under the terms of the Equity Distribution Agreement, the Agent may sell the shares of Common Stock at market prices by any method that is deemed to be an “at the market offering” as defined in Rule 415 under the Securities Act of 1933, as amended. As of September 30, 2024, the Company has issued 4,501 shares of its Common Stock for net proceeds of approximately $64,397 under this Equity Distribution Agreement. Effective January 30, 2024, the Company terminated the Equity Distribution Agreement by providing notice of termination to the Agent in accordance with the terms of the Equity Distribution Agreement. As a result of terminating the Equity Distribution Agreement, the $217,000 of capitalized transaction costs were written off and are included in the consolidated statement of operations for the fiscal year ended September 30, 2024.

As a result of the issuance of Common Stock under this Equity Distribution Agreement, the exercise price of the 22,891 remaining warrants issued during November 2019 was reduced to $29.40 per share, the exercise price of 7,950 warrants issued during October 2020 was reduced to $30.20 per share and the exercise prices of 5,000 warrants issued during December 2020 was reduced to an exercise price of $26.20 per share for 2,500 warrants and an exercise price of $25.80 per share for the remaining 2,500 warrants. These exercise price adjustments are in accordance with the adjustment provisions contained in the respective warrant agreements. The incremental change in fair value of these warrants as a result of the triggering event was $77,757 and is recorded as a deemed dividend in the consolidated statement of operations for the fiscal year ended September 30, 2024.